Risk/Return Detail Data - TargetedInternationalFunds-RetailComboPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Investment Trust
TargetedInternationalFunds-RetailComboPRO | Fidelity Japan Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Japan Fund /Fidelity® Japan Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Japan Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21 % of the average value of its portfolio.
Portfolio Turnover, Rate	21.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of Japanese issuers and other investments that are tied economically to Japan. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	15.25%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	18.42%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(18.35%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
TargetedInternationalFunds-RetailComboPRO | Fidelity Japan Fund | Fidelity Japan Fund
Risk/Return:
Management fee	0.62%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[2]
Total annual operating expenses	0.66%
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822
2014	(8.44%)
2015	8.63%
2016	2.65%
2017	30.16%
2018	(14.84%)
2019	25.73%
2020	25.42%
2021	3.02%
2022	(22.23%)
2023	15.87%
TargetedInternationalFunds-RetailComboPRO | Fidelity Japan Fund | Return Before Taxes | Fidelity Japan Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	15.87%
Past 5 years	7.92%
Past 10 years	5.18%
TargetedInternationalFunds-RetailComboPRO | Fidelity Japan Fund | After Taxes on Distributions | Fidelity Japan Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	15.01%
Past 5 years	7.04%
Past 10 years	4.72%
TargetedInternationalFunds-RetailComboPRO | Fidelity Japan Fund | After Taxes on Distributions and Sales | Fidelity Japan Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	10.24%
Past 5 years	6.27%
Past 10 years	4.20%
TargetedInternationalFunds-RetailComboPRO | Fidelity Japan Fund | TK001
Risk/Return:
Label	Tokyo Stock Price Index (TOPIX)
Past 1 year	20.04%
Past 5 years	6.85%
Past 10 years	5.44%

[1]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Tokyo Stock Price Index (TOPIX). The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.